                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Berkshire Hathaway Inc.
             ----------------------------
Address:     1440 Kiewit Plaza
             ----------------------------
             Omaha, NE 68131
             ----------------------------

             ----------------------------

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ---------------------------
Title:        Vice President
              ---------------------------
Phone:        402-346-1400
              ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number      Name
      --------------------      ----
              28-5194           General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            18
                                                                     -----------
Form 13F Information Table Entry Total:                                       65
                                                                     -----------
Form 13F Information Table Value Total:                              $27,625,415
                                                                     -----------
                                                                     (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER      NAME
    ---       --------------------      ----
     1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                   BHG Life Insurance Co.
     3.       28-719                    Blue Chip Stamps
     4.       28-554                    Buffett, Warren E.
     5.       28-1517                   Columbia Insurance Co.
     6.       28-2226                   Cornhusker Casualty Co.
     7.       28-6102                   Cypress Insurance Co.
     8.       28-852                    GEICO Corp.
     9.       28-101                    Government Employees Ins. Corp.
    10.       28-1066                   National Fire & Marine
    11.       28-718                    National Indemnity Co.
    12.       28-5006                   National Liability & Fire Ins. Co.
    13.       28-6104                   Nebraska Furniture Mart
    14.       28-717                    OBH Inc.
    15.       28-2740                   Plaza Investment Managers
    16.       28-1357                   Wesco Financial Corp.
    17.       28-3091                   Wesco Financial Ins. Co.
    18.       28-3105                   Wesco Holdings Midwest, Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------
Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Life Insurance Co. of Nebraska
               -------------------------------------------------
Address:       3024 Harney St.
               -------------------------------------------------
               Omaha, NE 68131
               -------------------------------------------------

               -------------------------------------------------

Form 13F File Number: 28-5678
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ---------------------------
Title:        Assistant Secretary
              ---------------------------
Phone:        402-346-1400
              ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        --------------------        ----
              28-4545               Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------
Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          BHG Life Insurance Company
               ----------------------------
Address:       3024 Harney St.
               ----------------------------
               Omaha, NE 68131
               ----------------------------

               ----------------------------

Form 13F File Number: 28-5676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                Omaha, NE                   November 13, 2002
-------------------               -----------                  -----------------
[Signature]                       [City, State]                     [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        --------------------        ----
               28-4545              Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------
Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blue Chip Stamps
               ---------------------------
Address:       301 E. Colorado Blvd.
               ---------------------------
               Pasadena, CA 91101
               ---------------------------

               ---------------------------

Form 13F File Number: 28-719
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ---------------------------
Title:        Assistant Secretary
              ---------------------------
Phone:        402-346-1400
              ---------------------------

              ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        --------------------        ----
                28-4545             Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------
Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Warren E. Buffett
               ---------------------------
Address:       1440 Kiewit Plaza
               ---------------------------
               Omaha, NE 68131
               ---------------------------

               ---------------------------

Form 13F File Number: 28-554
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Warren E. Buffett
               ---------------------------
Title:
               ---------------------------
Phone:         402-346-1400
               ---------------------------

               ---------------------------

Signature, Place, and Date of Signing:

(s) Warren E. Buffett               Omaha, NE                  November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        --------------------        ----
              28-4545               Berkshire Hathaway Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                             0
                                                                     -----------
Form 13F Information Table Entry Total:                                        0
                                                                     -----------
Form 13F Information Table Value Total:                              $         0
                                                                     -----------
                                                                      (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------
Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Columbia Insurance Company
               ---------------------------
Address:       3024 Harney St.
               ---------------------------
               Omaha, NE 68131
               ---------------------------

               ---------------------------

Form 13F File Number: 28-1517
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ---------------------------
Title:        Treasurer
              ---------------------------
Phone:        402-346-1400
              ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        --------------------        ----
                28-4545             Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------
Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cornhusker Casualty Company
               -------------------------------
Address:       9290 West Dodge Rd.
               -------------------------------
               Omaha, NE 68114
               -------------------------------

               -------------------------------

Form 13F File Number: 28-2226
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ---------------------------
Title:        Assistant Secretary
              ---------------------------
Phone:        402-346-1400
              ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name
        --------------------                ----
               28-4545                      Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------
Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cypress Insurance Company
               --------------------------------
Address:       1825 S. Grant St.
               --------------------------------
               San Mateo, CA 94402
               --------------------------------

               --------------------------------

Form 13F File Number: 28-6102
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ---------------------------
Title:        Assistant Secretary
              ---------------------------
Phone:        402-346-1400
              ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        --------------------        ----
              28-4545               Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------
Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEICO Corporation
               ---------------------------
Address:       One GEICO Plaza
               ---------------------------
               Washington, DC 20076
               ---------------------------

               ---------------------------

Form 13F File Number: 28-852
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
               ---------------------------
Title:         Vice President
               ---------------------------
Phone:         301-986-2652
               ---------------------------

Signature, Place, and Date of Signing:

(s) Charles R. Davies              Washington, DC              November 13, 2002
-----------------------------      ---------------             -----------------
[Signature]                         [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        --------------------        ----
            28-4545                 Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Government Employees Insurance Company
               ------------------------------------------
Address:       One GEICO Plaza
               ------------------------------------------
               Washington, DC 20076-0001
               ------------------------------------------

               ------------------------------------------

Form 13F File Number: 28-101
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
               -------------------------
Title:         Vice President
               -------------------------
Phone:         301-986-2652
               -------------------------

Signature, Place, and Date of Signing:

(s) Charles R. Davies              Washington, DC            November 13, 2002
-----------------------------      ---------------           -----------------
[Signature]                         [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        --------------------        ----
            28-4545                 Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Fire & Marine Insurance Company
               ----------------------------------------
Address:       3024 Harney St.
               ----------------------------------------
               Omaha, NE 68131
               ----------------------------------------

               ----------------------------------------

Form 13F File Number: 28-1066
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ---------------------------
Title:        Treasurer
              ---------------------------
Phone:        402-346-1400
              ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name
        --------------------                 ----
               28-4545                       Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Indemnity Company
               ---------------------------------
Address:       3024 Harney St.
               ---------------------------------
               Omaha, NE 68131
               ---------------------------------

               ---------------------------------

Form 13F File Number:  28-718
                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ---------------------------
Title:        Treasurer
              ---------------------------
Phone:        402-346-1400
              ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                       Name
        --------------------                       ----
             28-4545                               Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Liability & Fire Insurance Company
               -------------------------------------------------
Address:       3024 Harney St.
               -------------------------------------------------
               Omaha, NE 68131
               -------------------------------------------------

               -------------------------------------------------

Form 13F File Number: 28-5006
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ---------------------------
Title:        Treasurer
              ---------------------------
Phone:        402-346-1400
              ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                Name
        --------------------                ----
              28-4545                       Berkshire Hathaway Inc.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Nebraska Furniture Mart, Inc.
               --------------------------------
Address:       700 South 72nd Street
               --------------------------------
               Omaha, NE 68114
               --------------------------------

               --------------------------------

Form 13F File Number: 28-6104
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ---------------------------
Title:        Assistant Secretary
              ---------------------------
Phone:        402-346-1400
              ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number             Name
        --------------------             ----
             28-4545                     Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         OBH Inc.
              ----------------------------
Address:      1440 Kiewit Plaza
              ----------------------------
              Omaha, NE 68131
              ----------------------------

              ----------------------------

Form 13F File Number:         28-717
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
              ---------------------------
Title:        Vice President
              ---------------------------
Phone:        402-346-1400
              ---------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number             Name
        --------------------             ----
             28-4545                     Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Plaza Investment Managers, Inc.
               -----------------------------------
Address:       One GEICO Plaza
               -----------------------------------
               Washington, DC 20076-0001
               -----------------------------------

               -----------------------------------

Form 13F File Number: 28-2740
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas M. Wells
              ---------------------------
Title:        Treasurer
              ---------------------------
Phone:        301-986-3433
              ---------------------------

Signature, Place, and Date of Signing:

(s) Thomas M. Wells                Washington, DC             November 13, 2002
-----------------------------      --------------             -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number             Name
        --------------------             ----
             28-4545                     Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Corporation
               ---------------------------------
Address:       301 E. Colorado Blvd.
               ---------------------------------
               Pasadena, CA 91101
               ---------------------------------

               ---------------------------------

Form 13F File Number: 28-1357
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey L. Jacobson
               ---------------------------------
Title:         Vice President
               ---------------------------------
Phone:         626-585-6700
               ---------------------------------

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson             Pasadena, CA               November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number             Name
        --------------------             ----
             28-4545                     Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Insurance Company
               -------------------------------------
Address:       3024 Harney St
               -------------------------------------
               Omaha, NE 68131
               -------------------------------------

               -------------------------------------

Form 13F File Number: 28-3091
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -------------------------------------
Title:         Assistant Secretary
               -------------------------------------
Phone:         402-346-1400
               -------------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number             Name
        --------------------             ----
             28-4545                     Berkshire Hathaway Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Holdings Midwest, Inc.
               -----------------------------------
Address:       1440 Kiewit Plaza
               -----------------------------------
               Omaha, NE 68131
               -----------------------------------

               -----------------------------------

Form 13F File Number: 28-3105
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               -----------------------------------
Title:         Treasurer
               -----------------------------------
Phone:         402-346-1400
               -----------------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE                 November 13, 2002
-----------------------------       ------------               -----------------
[Signature]                         [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number             Name
        --------------------             ----
             28-4545                     Berkshire Hathaway Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2002

                                                                             Column 6
                                               Column 4                Investment Discretion                       Column 8
                                                Market       Column 5  ---------------------                   Voting Authority
                      Column 2     Column 3     Value       Shares or        (b)      (c)     Column 7    ------------------------
Column 1              Title of      CUSIP        (In        Principal  (a)  Shared-  Shared-    Other          (a)       (b)    (c)
Name of Issuer          Class       Number    Thousands)     Amount $  Sole Defined  Other    Managers        Sole     Shared  None
--------------        --------   -----------  ----------   ----------  ---- -------  ------  -----------   ----------  ------  ----
American Express Co.     Com     025816 10 9     537,088    17,225,400         X             4, 5, 14      17,225,400
                                                 249,273     7,994,634         X             4, 10, 14      7,994,634
                                               3,749,578   120,255,879         X             4, 11, 14     120,255,879
                                                  60,586     1,943,100         X             4, 3, 14,      1,943,100
                                                                                             16, 17, 18
                                                  43,643     1,399,713         X             4, 13, 14      1,399,713
                                                  87,054     2,791,974         X             4, 14          2,791,974
American Standard        Com     029712 10 6     205,620     3,232,000         X             4, 8, 9, 11,   3,232,000
  Companies                                                                                  14, 15
Block   H & R            Com     093671 10 5     672,126    15,999,200         X             4, 11, 14     15,999,200
Coca Cola                Com     191216 10 0      19,184       400,000         X             4, 14            400,000
                                                  85,177     1,776,000         X             4, 12, 14      1,776,000
                                                 345,581     7,205,600         X             4, 3, 14,      7,205,600
                                                                                             16, 17, 18
                                               1,925,191    40,141,600         X             4, 5, 14      40,141,600
                                               6,711,791   139,945,600         X             4, 11, 14     139,945,600
                                                 438,316     9,139,200         X             4, 10, 14      9,139,200
                                                  43,740       912,000         X             4, 7, 14         912,000
                                                  23,020       480,000         X             4, 13, 14        480,000
Costco Wholesale
  Corp.                  Com     22160K 10 5     181,479     5,606,409         X             4, 11, 14      5,606,409
Dover Corp.              Com     260003 10 8      62,922     2,479,200         X             4, 8, 9,       2,479,200
                                                                                             11, 14, 15
Dun & Bradstreet
  Corp.                  Com     26483E 10 0      43,327     1,289,100         X             4, 8, 9,       1,289,100
                                                                                             11, 14, 15
GATX Corp.               Com     361448 10 3      89,906     4,540,700         X             4, 11, 14      4,540,700
                                                  55,440     2,800,000         X             4, 8, 9,       2,800,000
                                                                                             11, 14, 15
Gannett Inc.             Com     364730 10 1     262,504     3,636,800         X             4, 11, 14      3,636,800
Gap Inc.                 Com     364760 10 8     217,000    20,000,000         X             4, 8, 9,      20,000,000
                                                                                             11, 14, 15
The Gillette Co.         Com     375766 10 2   1,776,000    60,000,000         X             4, 11, 14     60,000,000
                                                 615,680    20,800,000         X             4, 5, 14      20,800,000
                                                 189,440     6,400,000         X             4, 10, 14      6,400,000
                                                 189,440     6,400,000         X             4, 3, 14,      6,400,000
                                                                                             16, 17, 18
                                                  23,680       800,000         X             4, 12, 14        800,000
                                                  47,360     1,600,000         X             4, 7, 14       1,600,000
Great Lakes              Com     390568 10 3     166,908     6,948,700         X             4, 8, 9,       6,948,700
  Chemical Corp.                                                                             11, 14, 15
Iron Mountain Inc.       Com     462846 10 6     166,723     6,671,200         X             4, 8, 9,       6,671,200
                                                                                             11, 14, 15
Jones Apparel
  Group Inc.             Com     480074 10 3      98,587     3,211,300         X             4, 8, 9,       3,211,300
                                              ----------                                     11, 14, 15
                                              19,383,364
                                              ==========

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2002

                                                                         Column 6
                                            Column 4               Investment Discretion                         Column 8
                                             Market    Column 5   ------------------------                    Voting Authority
                    Column 2   Column 3      Value     Shares or           (b)       (c)     Column 7   ---------------------------
Column 1            Title of     CUSIP        (In      Principal  (a)    Shared-   Shared-    Other        (a)        (b)    (c)
Name of Issuer        Class     Number     Thousands)   Amount $  Sole   Defined    Other    Managers      Sole      Shared  None
--------------      --------  ----------   ----------   --------  ----   -------   ------    --------   -----------  ------ -------
M & T Bank
  Corporation          Com    55261F 10 4     472,628   5,997,060           X               4, 11, 14    5,997,060
                                               43,030     546,000           X               4, 8, 9,       546,000
                                                                                            11, 14, 15
                                               13,059     165,700           X               4, 10, 14      165,700
Moody's                Com    615369 10 5     782,805  16,140,300           X               4, 11, 14   16,140,300
                                              381,195   7,859,700           X               4, 8, 9,     7,859,700
                                                                                            11, 14, 15
Mueller Industries     Com    624756 10 2      64,255   2,480,900           X               4, 11, 14    2,480,900
Nike Inc.              Com    654106 10 3     259,080   6,000,000           X               4, 8, 9,     6,000,000
                                                                                            11, 14, 15
Omnicom Group          Com    681919 10 6      27,840     500,000           X               4, 8, 9,       500,000
                                                                                            11, 14, 15
Outback Steak-         Com    689899 10 2      51,319   1,867,500           X               4, 8, 9,     1,867,500
  house Inc.                                                                                11, 14, 15
Sealed Air
  Corporation          Com    81211K 10 0      42,103   2,492,800           X               4, 11, 14    2,492,800
Sealed Air
  Corporation        PFD CVA  81211K 20 9      15,499     679,500           X               4, 11, 14      679,500
Shaw Communi-         Cl B    82028K 20 0     183,040  22,000,000           X               4, 8, 9,    22,000,000
  cations Inc.                                                                              11, 14, 15
Sun Trusts
  Banks Inc.           Com    867914 10 3     304,099   4,946,300           X               4, 11, 14    4,946,300
                                               52,873     860,000           X               4, 5, 14       860,000
Torchmark Corp.        Com    891027 10 4       7,292     212,834           X               4, 1, 11,      212,834
                                                                                            14
                                               15,408     449,728           X               4, 5, 14       449,728
                                               26,421     771,200           X               4, 11, 14      771,200
                                               21,916     639,700           X               4, 10, 14      639,700
USG Corporation        Com    903293 40 5      26,000   6,500,000           X               4, 11, 14    6,500,000
Washington Post
   Co.                Cl B    939640 10 8     580,403     894,304           X               4, 11, 14                       894,304
                                               96,254     148,311           X               4, 1, 2,                        148,311
                                                                                            6, 11, 14
                                              420,659     648,165           X               4, 10, 14                       648,165
                                               24,003      36,985           X               4, 12, 14                        36,985
Wells Fargo & Co.
  Del                  Com    949746 10 1     612,999  12,728,390           X               4, 5, 14    12,728,390
                                                7,224     150,000           X               4, 7, 14       150,000
                                               49,200   1,021,600           X               4, 3, 14,    1,021,600
                                                                                            16, 17, 18
                                                5,826     120,970           X               4, 10, 14      120,970
                                               29,130     604,860           X               4, 13, 14      604,860
                                               67,135   1,394,000           X               4, 12, 14    1,394,000
                                               40,936     850,000           X               4, 14          850,000
                                            1,752,796  36,395,260           X               4, 11, 14   36,395,260
Wesco Finl Corp.       Com    950817 10 6   1,753,699   5,703,087           X               4, 3, 14     5,703,087
Zenith National
   Ins. Corp.          Com    989390 10 9      11,925     451,355           X               4, 11, 14      451,355
                                          -----------
                                            8,242,051
                                          -----------
  GRAND TOTAL                             $27,625,415
                                          ===========